Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	115.37
Maximum Aggregate Offering Price	$ 576,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,662.99
Offering Note	1a - In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement to which this exhibit relates shall also cover such indeterminate number of additional shares of Common Stock, par value $0.01 per share (the "Common Shares") of Hut 8 Corp. (the "Registrant") as may become issuable under the Amended and Restated Hut 8 Corp. 2023 Omnibus Plan (the "Omnibus Plan") as a result of any stock split, stock distribution, recapitalization or similar transaction effected without the Registrant's receipt of consideration that result in an increase in the number of outstanding Common Shares. 1b - Represents 5,000,000 Common Shares for future issuance in connection with awards issuable under the Omnibus Plan. 1c - Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of the average of the high and low sale prices of the Common Shares on the Nasdaq Stock Market LLC on June 5, 2026.